Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Current tax expense	€(792)	€(1,301)	€(5,928)
Deferred tax	19,413	3,104	(3,685)
Income taxes	€18,621	€1,803	€(9,613)

Tax reconciled to the accounting result

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Profit/loss (-) before tax	€300,871	€(3,085)	€5,625
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	75,218	(771)	1,406
Tax income (-)/expenses in income statement (effective)	(18,621)	(1,803)	9,613
Difference in tax expense/income to explain	€(93,839)	€(1,032)	€8,207

Effect of tax rates in other jurisdictions	€(2,187)	€(132)	€(94)
Effect of non-taxable income	(3,774)	(5,247)	(6,752)
Effect of share based payment expenses without tax impact	6,092	4,399	9,157
Effect of expenses/income (-) not subject to tax	(891)	52	(5)
Effect of non tax-deductible expenses	3,472	1,117	1,549
Effect of recognition of previously non-recognized deferred tax assets	—	15	(81)
Effect of tax losses (utilized) reversed	(296)	—	(267)
Effect of under or over provision in prior periods	336	13	(722)
Effect of non-recognition of deferred tax assets	(6,986)	(1,338)	34,339
Effect of derecognition of previously recognized deferred tax assets	827	89	1,062
Effect of use of innovation income deduction	(90,432)	—	(29,979)
Total explanations	€(93,839)	€(1,032)	€8,207